Treasury Shares (Details) - USD ($) $ in Millions	Feb. 11, 2025	Dec. 27, 2024	Jun. 30, 2025	Dec. 31, 2024
Buyback [Member]
Treasury Shares [Line Items]
Aggregate amount		$ 10.0
Shares repurchased (in Shares)			3,302,194	625,682
Total consideration			$ 10.0	$ 1.6
Second Buyback [Member]
Treasury Shares [Line Items]
Aggregate amount	$ 15.0
Shares repurchased (in Shares)			4,823,786
Total consideration			$ 11.4